Statements of Changes in Shareholders' Deficit - ILS (₪)		Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2021		₪ 100,000	₪ 22,821	₪ 1,049,703	₪ (2,519,583)	₪ (1,347,059)
Beginning balance, shares at Dec. 31, 2021	[1]	10,000,000	2,282,124
Total comprehensive income					(711,890)	(711,890)
Ending balance, value at Dec. 31, 2022		₪ 100,000	₪ 22,821	1,049,703	(3,231,473)	(2,058,949)
Ending balance, shares at Dec. 31, 2022	[1]	10,000,000	2,282,124
Total comprehensive income					197,231	197,231
Ending balance, value at Dec. 31, 2023		₪ 100,000	₪ 22,821	₪ 1,049,703	₪ (3,034,242)	₪ (1,861,718)
Ending balance, shares at Dec. 31, 2023	[1]	10,000,000	2,282,124

[1]	The Numbers of Preferred Stock and Common Stock as of December 31, 2022 and January 1, 2022, had been re-adjusted.